Note 8 - Loans Payable - Schedule of Loans Outstanding (Details) - CAD ($)		Sep. 30, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Loans payable, interest bearing at 12% per annum with monthly interest payments, due on demand (i)	[1]	$ 195,000	$ 300,000

[1]	The Company received an unsecured short-term loan during the period. Included in loans payable are loans amounting to $90,000 (2017 - $Nil) from related parties as disclosed in Note 17.